Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Natural Gas Related Bull 3X Shares (GASL)

Direxion Daily Natural Gas Related Bear 3X Shares (GASX)

Supplement dated June 7, 2012 to the

Prospectus dated February 28, 2012,

as supplemented April 30, 2012 and May 31, 2012 (“Prospectus”)

Effective immediately, the following sentence is added after the first sentence under the heading “Investment Objective” in the summary sections of the Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares (the “Funds), on pages 508 and 517 of the Prospectus:

The Index is composed of equity securities of issuers involved in the exploration and production of natural gas and does not track changes in the spot price of natural gas as a commodity.

In addition, the following paragraph is added after the second complete paragraph under the heading “Principal Investment Strategies” in the summary sections of the Funds on pages 509 and 518 of the Prospectus:

The Index is composed of equity securities of issuers involved in the exploration and production of natural gas. Because the Fund attempts to track the Index, it seeks exposure to the securities of such issuers that comprise the Index. The Fund’s performance is thereby not intended to reflect changes in the spot price of natural gas as a commodity, but instead is intended to reflect the performance of the securities of the issuers included in the Index, whose business operations may or may not be affected by changes in the spot price of natural gas.

Questions regarding these changes may be directed to the Funds at (800) 476-7523.

Direxion Daily Natural Gas Related Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Natural Gas Related Bull 3X Shares (GASL)

Direxion Daily Natural Gas Related Bear 3X Shares (GASX)

Supplement dated June 7, 2012 to the

Prospectus dated February 28, 2012,

as supplemented April 30, 2012 and May 31, 2012 (“Prospectus”)

Effective immediately, the following sentence is added after the first sentence under the heading “Investment Objective” in the summary sections of the Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares (the “Funds), on pages 508 and 517 of the Prospectus:

The Index is composed of equity securities of issuers involved in the exploration and production of natural gas and does not track changes in the spot price of natural gas as a commodity.

In addition, the following paragraph is added after the second complete paragraph under the heading “Principal Investment Strategies” in the summary sections of the Funds on pages 509 and 518 of the Prospectus:

The Index is composed of equity securities of issuers involved in the exploration and production of natural gas. Because the Fund attempts to track the Index, it seeks exposure to the securities of such issuers that comprise the Index. The Fund’s performance is thereby not intended to reflect changes in the spot price of natural gas as a commodity, but instead is intended to reflect the performance of the securities of the issuers included in the Index, whose business operations may or may not be affected by changes in the spot price of natural gas.

Questions regarding these changes may be directed to the Funds at (800) 476-7523.

Direxion Daily Natural Gas Related Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Natural Gas Related Bull 3X Shares (GASL)

Direxion Daily Natural Gas Related Bear 3X Shares (GASX)

Supplement dated June 7, 2012 to the

Prospectus dated February 28, 2012,

as supplemented April 30, 2012 and May 31, 2012 (“Prospectus”)

Effective immediately, the following sentence is added after the first sentence under the heading “Investment Objective” in the summary sections of the Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares (the “Funds), on pages 508 and 517 of the Prospectus:

The Index is composed of equity securities of issuers involved in the exploration and production of natural gas and does not track changes in the spot price of natural gas as a commodity.

In addition, the following paragraph is added after the second complete paragraph under the heading “Principal Investment Strategies” in the summary sections of the Funds on pages 509 and 518 of the Prospectus:

The Index is composed of equity securities of issuers involved in the exploration and production of natural gas. Because the Fund attempts to track the Index, it seeks exposure to the securities of such issuers that comprise the Index. The Fund’s performance is thereby not intended to reflect changes in the spot price of natural gas as a commodity, but instead is intended to reflect the performance of the securities of the issuers included in the Index, whose business operations may or may not be affected by changes in the spot price of natural gas.

Questions regarding these changes may be directed to the Funds at (800) 476-7523.